Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		$ 3,636,407	$ 3,430,586
Less: Allowance for loan losses		44,170	43,890	$ 44,762	$ 46,327
Net loans		3,592,237	3,386,696
Due from officers		6,900	7,600
New loans		3,600
Repayments of loans		4,300
Reduction in outstanding loans		100
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	2,795,993	2,692,335
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		840,414	738,251
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		30,900	24,800
Residential Borrowers [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		21,100	16,300
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		9,800	8,500
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		186,207	191,194
Less: Allowance for loan losses		4,324	4,929	4,491	4,071
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		172,974	178,905
Commercial [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		13,233	12,289
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		161,892	163,609
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	149,368	151,366
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		12,524	12,243
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		24,315	27,585
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	23,606	27,539
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		709	46
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		3,441,437	3,230,574
Less: Allowance for loan losses		39,077	38,231	39,753	42,088
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		3,052,077	2,824,087
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	2,286,148	2,158,904
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		765,929	665,183
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		80,444	71,646
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	66,455	60,892
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		13,989	10,754
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		308,916	334,841
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	263,275	286,586
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		45,641	48,255
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		8,763	8,818
Less: Allowance for loan losses		769	730	$ 518	$ 168
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	[1]	7,141	7,048
Installment [Member] | Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net		$ 1,622	$ 1,770

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.